Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Deferred tax assets:
Allowance for credit losses	¥ 301,222	¥ 337,718
Operating loss carryforwards	177,143	167,355
Loans	691	3,483
Accrued liabilities and other	236,363	133,728
Premises and equipment, including sale-and-leaseback transactions	158,144	120,505
Derivative financial instruments	101,118	111,677
Defined benefit plans	5,238
Valuation allowance	(218,191)	(215,130)
Total deferred tax assets	761,728	659,336
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	911,483	973,390
Intangible assets	38,772	52,396
Lease transactions	65,115	83,445
Defined benefit plans		15,484
Other	280,701	119,970
Total deferred tax liabilities	1,296,071	1,244,685
Net deferred tax assets (liabilities)	¥ (534,343)	¥ (585,349)